Note 8 - Leases (Details Textual)	1 Months Ended		12 Months Ended
	Apr. 30, 2015 ft²	Aug. 31, 2008 ft²	Oct. 31, 2017 USD ($) ft²	Oct. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)
Operating Leases, Rent Expense, Net | $			$ 403,178	$ 391,116	$ 479,937
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property			34,000
Operating Lease for Office and Manufacturing Space in Coppell, Texas [Member] | Centric Solutions LLC [Member]
Area of Real Estate Property		23,000
Lessee, Operating Lease, Term of Contract		7 years
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property	36,000
Lessee, Operating Lease, Term of Contract	1 year
Lease Term, Extension, Term			1 year
Lease Term, Extension, Remaining Number			2